CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 2,514		$ 1,024
Restricted cash	353
Related party receivable	25		25
Other current assets	321		1,165
Total current assets	3,213		2,220
Noncurrent assets
Land	399		380
Mineral properties	13,690		13,690
Equipment (net of accumulated depreciation of $230 and $132, respectively)	445		613
Other long-term assets	350		104
Total noncurrent assets	14,884		14,787
Total assets	18,097		17,007
Current Liabilities
Accounts payable and accrued liabilities	4,628		14,607
Grandhaven option	4,060		4,060
Current portion of long-term debt			122,032
Tax compensation on note payable (Note 9)	1,164		6,226
Derivative warrant liabilities (Note 13)	17,055		4,060
Total current liabilities	26,907		146,925
Noncurrent liabilities
Tax compensation on note payable (Note 9)	16,465
Long-term debt (net of unamortized discount of $26,329 and nil, respectively) (Note 9)	97,893
Accrued interest	10,730
Other long-term liabilities	720
Total noncurrent liabilities	125,808
Total liabilities	152,715		146,925
Commitments and Contingencies (Note 17)
Redeemable Preferred Stock: $0.001 par value; 100,000,000 shares authorized; 15,000,000 shares outstanding with a liquidation preference of $15,000,000 and nil at September 30, 2013 and March 31, 2013, respectively (Note 10)	5,646
EQUITY (1)
Common stock: $0.001 par value; 300,000,000 shares authorized; 4,174,039 and 1,451,914 issued and outstanding at September 30, 2013 and March 31, 2013, respectively	4	[1]	1	[1]
Additional paid-in capital	39,373	[1]	30,967	[1]
Losses accumulated in the exploration stage	(179,641)	[1]	(160,886)	[1]
Total shareholders' deficit	(140,264)	[1]	(129,918)	[1]
Total liabilities, redeemable preferred stock and shareholders' deficit	$ 18,097		$ 17,007

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.